Pension and Post Retirement Medical Benefits - Summary of Net periodic Benefit Costs (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service costs/(credit)	$ (3.9)	$ (2.1)	$ (2.5)
US Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest costs on projected benefit obligations	9.2	8.4	8.6
Expected return on plan assets	(9.2)	(8.3)	(8.5)
Amortization of actuarial losses (gains)		1.2
Settlement expense			0.2
Net periodic benefit costs (income)		1.3	0.3
US Retiree Medical Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest costs on projected benefit obligations	0.4	0.3	0.5
Amortization of prior service costs/(credit)	(2.9)	(2.9)	(2.6)
Amortization of actuarial losses (gains)	(0.2)	(0.1)	(0.1)
Net periodic benefit costs (income)	$ (2.7)	$ (2.7)	$ (2.2)